Annual Total Returns- PIMCO All Asset Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO All Asset Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.95%	14.95%	0.27%	0.47%	(8.99%)	12.93%	13.54%	(5.41%)	11.90%	8.01%